Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Principal Outstanding	$ 2,639,448	$ 2,390,689
Unamortized debt issuance cost	(24,220)	(27,141)
Total	2,615,228	2,363,548
Short-term debt	10,190	10,190
Long-term debt	$ 2,605,038	$ 2,353,358